Document and Entity Information	May 07, 2021
Cover [Abstract]
Entity Registrant Name	REPAY HOLDINGS CORPORATION
Amendment Flag	false
Entity Central Index Key	0001720592
Document Type	8-K
Document Period End Date	May 07, 2021
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38531
Entity Tax Identification Number	98-1496050
Entity Address, Address Line One	3 West Paces Ferry Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	504-7472
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	RPAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false